Asset Acquisition (Details)	12 Months Ended
	Dec. 31, 2023 USD ($) shares	Dec. 31, 2023 CAD ($)	Dec. 31, 2022 USD ($)
Asset Acquisition (Details) [Line Items]
Total consideration	$ 120,574,541
Cash payment	$ 60,000,000
Issuance shares (in Shares) | shares	44,681
Fair value of replacement options	$ 81,414	$ 108,636
Total transaction costs	$ 493,127
Replacement Options [Member]
Asset Acquisition (Details) [Line Items]
Total consideration			$ 120,574,541
Issuance shares (in Shares) | shares	44,681
Fair value of replacement options	$ 81,414
Convertible Promissory Note [Member]
Asset Acquisition (Details) [Line Items]
Cash payment	$ 60,000,000